Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit (in Dollars)	$ (206,344,281)		$ (185,220,028)
Net loss (in Dollars)	$ (21,124,253)	$ (12,177,212)
Amortize period	5 years
Percentage of tax realized upon ultimate settlement	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage	0.00%
Useful life	3
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage	5.00%
Useful life	unlimited years